Operating leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table)

Twelve month periods ending	Amount
December 31, 2025	$36,445
December 31, 2026	35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030 and thereafter	42,262
Total undiscounted lease payments	$214,198
Discount based on incremental borrowing rate	(32,580)
Present value of lease liability	$181,618
Operating lease liabilities, current	27,290
Operating lease liabilities, non-current	154,328

Operating leases - Operating lease liabilities of office rental arrangements (Table)

Twelve month periods ending	Amount
December 31, 2025	$1,029
December 31, 2026	980
December 31, 2027	643
December 31, 2028	552
December 31, 2029	-
December 31, 2030 and thereafter	-
Total undiscounted lease payments	$3,204
Discount based on incremental borrowing rate	(313)
Present value of lease liability	$2,891
Operating lease liabilities, current	937
Operating lease liabilities, non-current	1,954